Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Fully Diluted Loss Per Share	$ (0.0575)	$ (0.0636)	$ (0.1603)	$ (0.2325)	$ (0.003)	$ (2.005)